Segmental analysis - Schedule of operating profit by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021		Mar. 31, 2020
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 4,371	£ 2,401	[1]	£ 2,279	[2]
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	3,813	2,427		2,804
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	558	(26)		(525)
UK
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,458	1,056		1,414
UK | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	2,234	1,113		1,422
UK | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	224	(57)		(8)
US
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,913	1,345		865
US | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,579	1,314		1,382
US | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	334	31		(517)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,055	1,080		1,104
Operating segments | UK Electricity Transmission | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,067	1,094		1,109
Operating segments | UK Electricity Transmission | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(12)	(14)		(5)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total operating profit from continuing operations	909	0		0
Operating segments | UK Electricity Distribution | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	909	0		0
Operating segments | UK Electricity Distribution | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	0	0		0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Total operating profit from continuing operations	5	(53)		212
Operating segments | UK Electricity System Operator | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	7	(60)		211
Operating segments | UK Electricity System Operator | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	(2)	7		1
Operating segments | New England
Disclosure of operating segments [line items]
Total operating profit from continuing operations	764	614		470
Operating segments | New England | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	743	611		523
Operating segments | New England | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	21	3		(53)
Operating segments | New York
Disclosure of operating segments [line items]
Total operating profit from continuing operations	1,095	695		370
Operating segments | New York | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	780	665		835
Operating segments | New York | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	315	30		(465)
Operating segments | NGV and Other
Disclosure of operating segments [line items]
Total operating profit from continuing operations	543	65		123
Operating segments | NGV and Other | Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	307	117		126
Operating segments | NGV and Other | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total operating profit from continuing operations	£ 236	£ (52)		£ (3)

[1]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
[2]	Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.